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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oaktop Capital Management II, L.P.
                 ----------------------------------
   Address:      One Main Street, Suite 202
                 ----------------------------------
                 Chatham, New Jersey 07928
                 ----------------------------------

Form 13F File Number:
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert F. Moriarty
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   973-701-2170
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert F. Moriarty      Chatham, New Jersey     May 14, 2013
   -----------------------------   -------------------   -----------------
            [Signature]               [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 20
                                        --------------------

Form 13F Information Table Value Total: 343,894
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                                                                              VOTING AUTHORITY
                                  TITLE OF               VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER   ----------------------
         NAME OF ISSUER            CLASS       CUSIP    (X$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGER    SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALTERA CORP                     Common Stock 021441100   20,102     566,900   SH       SOLE                  566,900
ANIKA THERAPEUTICS INC          Common Stock 035255108      182      12,500   SH       SOLE                   12,500
BANKRATE INC                    Common Stock 06647F102    3,284     275,000   SH       SOLE                  275,000
CELGENE CORP                    Common Stock 151020104  137,906   1,189,772   SH       SOLE                1,189,772
CEVA INC                        Common Stock 157210105    7,579     485,836   SH       SOLE                  485,836
CISCO SYS INC                   Common Stock 17275R102      858      41,039   SH       SOLE                   41,039
DEVON ENERGY CORP NEW           Common Stock 25179M103    4,514      80,000   SH       SOLE                   80,000
E M C CORP MASS                 Common Stock 268648102   16,684     698,350   SH       SOLE                  698,350
EGAIN COMMUNICATIONS CORP       Common Stock 28225C806      953     110,000   SH       SOLE                  110,000
ENERNOC INC                     Common Stock 292764107    2,345     135,000   SH       SOLE                  135,000
INTEL CORP                      Common Stock 458140100      721      33,010   SH       SOLE                   33,010
KLA-TENCOR CORP                 Common Stock 482480100   19,026     360,750   SH       SOLE                  360,750
LAM RESEARCH CORP               Common Stock 512807108   12,210     294,504   SH       SOLE                  294,504
MAXIM INTEGRATED PRODS INC      Common Stock 57772K101   22,110     677,375   SH       SOLE                  677,375
MICROS SYS INC                  Common Stock 594901100   42,208     927,445   SH       SOLE                  927,445
NEWSTAR FINL INC                Common Stock 65251F105   29,863   2,257,204   SH       SOLE                2,257,204
OVERSTOCK COM INC DEL           Common Stock 690370101    2,847     231,092   SH       SOLE                  145,647
PETMEDEXPRESS INC               Common Stock 716382106      830      61,900   SH       SOLE                   61,900
PROGRESS SOFTWARE CORP          Common Stock 743312100   15,925     697,526   SH       SOLE                  697,526
VMWARE INC                      Common Stock 928563402    3,747      47,500   SH       SOLE                   47,500
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